Shareholder Report, Holdings (Details)	Apr. 30, 2026
American Funds Global Balanced Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class A | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class A | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class C | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class C | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class T | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class T | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class T | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class F-1 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class F-1 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class F-2 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class F-2 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class F-3 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class F-3 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-A | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-A | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-A | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-C | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-C | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-C | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-C | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-C | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-C | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-C | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-C | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-C | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-C | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-C | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-C | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-E | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-E | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-T | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-T | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-T | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-T | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-T | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-T | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-T | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-T | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-T | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-T | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-T | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-T | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-F-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-F-1 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-F-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-F-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-F-1 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-F-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-F-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-F-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-F-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-F-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-F-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-F-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-F-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-F-2 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-F-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-F-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-F-2 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-F-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-F-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-F-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-F-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-F-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-F-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-F-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class 529-F-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class 529-F-3 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class 529-F-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class 529-F-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class 529-F-3 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class 529-F-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class 529-F-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class 529-F-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class 529-F-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class 529-F-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class 529-F-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class 529-F-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-1 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-1 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-1 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-2 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-2 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-2 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-2E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-2E | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-2E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-2E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-2E | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-2E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-2E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-2E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-2E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-2E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-2E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-2E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-3 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-3 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-3 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-3 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-4 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-4 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-4 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-5E | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-5E | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-5E | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-5E | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-5E | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-5E | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-5E | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-5E | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-5E | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-5E | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-5E | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-5E | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-5 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-5 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-5 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-5 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-5 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-5 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-5 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-5 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-5 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-5 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-5 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-5 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]
American Funds Global Balanced Fund - Class R-6 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.67%
American Funds Global Balanced Fund - Class R-6 | Bonds & notes of governments & government agencies outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.38%
American Funds Global Balanced Fund - Class R-6 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Global Balanced Fund - Class R-6 | U.S. corporate bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%
American Funds Global Balanced Fund - Class R-6 | Corporate bonds & notes of issuers outside The U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
American Funds Global Balanced Fund - Class R-6 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.34%
American Funds Global Balanced Fund - Class R-6 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.55%
American Funds Global Balanced Fund - Class R-6 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Global Balanced Fund - Class R-6 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
American Funds Global Balanced Fund - Class R-6 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Global Balanced Fund - Class R-6 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
American Funds Global Balanced Fund - Class R-6 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.18%	[2]

[1]	Less than 0.01%.
[2]	Includes derivatives.